Schedule of dollar x Euro swap (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	R$ (439)	R$ (115,815)	R$ 4,986
Appreciation asset position	1,379,700
Appreciation liability position	(1,516,442)
Fair value market amoount receivable / payable	R$ (136,742)
Currency risk [member] | Exchange Rate Swap Dollar Real [Member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Dollar
Impact on financial income (expenses)	R$ 37,322
Currency risk [member] | Total Swap Dollar Real [Member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	R$ 37,322
Currency risk [member] | Exchange Rate Swap Dollar Euro 1 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Impact on financial income (expenses)	R$ 5,335	(4,321)
Currency risk [member] | Exchange Rate Swap Dollar Euro [Member]
IfrsStatementLineItems [Line Items]
Maturity	10/02/2023
Functional Currency	Dollar
Impact on financial income (expenses)	R$ 1,784	(4,749)	783
Currency risk [member] | Exchange rate swap Dollar x Euro [member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Dollar
Currency risk [member] | Total Swap Dollar Euro [Member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	R$ 7,119	(9,070)	783
Currency risk [member] | Exchange Rate Swap G B P Euro [Member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	GBP
Impact on financial income (expenses)		(602)
Currency risk [member] | Total Swap G B P Euro [Member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)		(602)
Currency risk [member] | Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	R$ (9,960)	(106,143)	4,203
Notional amount	(67,000)
Appreciation asset position	298,408
Appreciation liability position	(400,230)
Fair value market amoount receivable / payable	(101,822)
Currency risk [member] | Total Swap CDI x dollar [member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	(9,960)	R$ (106,143)	R$ 4,203
Notional amount	(67,000)
Appreciation asset position	298,408
Appreciation liability position	(400,230)
Fair value market amoount receivable / payable	R$ (101,822)
Currency risk [member] | Interest Rate Debentures C D I I P C A [Member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2036
Functional Currency	Real
Impact on financial income (expenses)	R$ (17,488)
Notional amount	576,448
Appreciation asset position	616,912
Appreciation liability position	(634,400)
Fair value market amoount receivable / payable	R$ (17,488)
Currency risk [member] | Interest Rate Debentures C D I I P C A One [Member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2031
Functional Currency	Real
Impact on financial income (expenses)	R$ (17,432)
Notional amount	423,552
Appreciation asset position	464,380
Appreciation liability position	(481,812)
Fair value market amoount receivable / payable	(17,432)
Currency risk [member] | Total Interest Rate Debentures C D I I P C A [Member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	(34,920)
Notional amount	1,000,000
Appreciation asset position	1,081,292
Appreciation liability position	(1,116,212)
Fair value market amoount receivable / payable	R$ (34,920)